SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	856,986	$7.75	3.28	$6,157
Granted	-	-
Exercised	(98,261)	7.63
Expired & Forfeited	(2,500)	10.04

Outstanding at March 31, 2016	756,225	$7.75	3.18	$4,539

Vested and expected to vest at March 31, 2016	756,225	$7.75	3.18	$4,539

Exercisable at March 31, 2016	653,100	$7.29	2.98	$4,198

Schedule of RSUs
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	15,500	0.1	$231
Granted	28,000
Vested	(8,500)
Cancelled & forfeited	-

Outstanding at March 31, 2016	35,000	0.05	$479

Vested and expected to vest at March 31, 2016	35,000	0.05	$479

Stock Options Under the Plans by Exercise Price
	Options outstanding at March 31, 2016			Options exercisable at March 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

1.87 - 1.95	3,550	1.89	0.63	3,550	1.89	0.63
2.56 - 4.86	220,300	3.56	2.42	200,300	3.60	2.31
5.0 – 9.64	200,625	6.06	3.23	199,250	6.03	3.22
10.49 – 14.52	331,750	11.63	3.68	250,000	11.33	3.36

	756,225			653,100

Departmental Allocation of Share-based Compensation Charge
	Three months ended March 31,
	2016 *)	2015 *)
	Unaudited

Cost of revenue	$14	$9
Research and development, net	171	165
Selling and marketing, net	20	91
General and administrative	232	119

	$437	$384

*)	Including $143 and $0 compensation cost related to RSUs for the three month periods ended March 31, 2016 and 2015, respectively.

Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	135,537	3.49	July 2, 2016
April 24, 2013	175,448*	3.49	May 5, 2016

*)  On February 29, 2016, the Company received $417 from the exercise of 119,474 warrants to purchase 119,474 of the Company's Ordinary Shares; as of March 31, 2016, the 119,474 Ordinary Shares have not been issued and the $417 has been recorded as a receipt on account of shares. Subsequent to the Balance Sheet date, the 119,474 Ordinary Shares issued and an additional 55,974 warrants were exercised to purchase 55,974 of the Company's Ordinary Shares for additional total consideration of $195.